Share capital (Tables)	6 Months Ended
Feb. 28, 2023
Share Capital
Schedule of shares issued and outstanding

	Shares	Consideration
	#	$

Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	91,635	681,759
Balance, February 28, 2022	15,634,944	123,422,989

	Shares	Consideration
	#	$

Balance, August 31, 2022	15,803,875	124,897,859
Return to treasury - Sideqik acquisition	(9,098)	-
Shares issued on vesting of RSUs	118,433	616,486
Shares issued under shares for services	114,057	1,333,334
Balance, February 28, 2023	16,027,267	126,847,679